Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2017, 2016, and 2015 is summarized in the following tables.

	Year ended December 31, 2017
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Charge-offs	6,017	1,798	105	1,208	10,275	—	19,403
Recoveries	(809)	(810)	(2,124)	(1,863)	(4,603)	(1)	(10,210)
Net charge-offs (recoveries)	5,208	988	(2,019)	(655)	5,672	(1)	9,193
Provision (Recovery)	6,796	157	(2,836)	(2,292)	6,733	(1)	8,557
Ending balance	$15,022	$9,601	$4,430	$9,321	$11,614	—	$49,988

	Year ended December 31, 2016
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Charge-offs	5,786	412	1,436	3,014	10,151	—	20,799
Recoveries	(1,259)	(3,671)	(8,559)	(2,446)	(4,094)	(1)	(20,030)
Net charge-offs (recoveries)	4,527	(3,259)	(7,123)	568	6,057	(1)	769
Provision (Recovery)	4,267	(2,024)	(10,440)	(1,988)	5,086	(2)	(5,101)
Ending balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624

	Year ended December 31, 2015
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Charge-offs	2,478	348	470	2,352	8,642	—	14,290
Recoveries	(1,373)	(2,241)	(2,092)	(2,438)	(3,295)	(3)	(11,442)
Net charge-offs (recoveries)	1,105	(1,893)	(1,622)	(86)	5,347	(3)	2,848
Provision (Recovery)	4,080	(1,504)	(1,710)	(1,344)	5,470	(2)	4,990
Ending balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2017 and 2016 was as follows:

	December 31, 2017
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$681	$2	$—	$1	$—	$—	$684
Collectively evaluated for impairment	14,341	9,599	4,430	9,320	11,614	—	49,304
Total ending allowance balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988
Loan Balance:
Loans individually evaluated for impairment	$18,034	$18,131	$1,322	$19,058	$—	$—	$56,545
Loans collectively evaluated for impairment	1,035,419	1,149,476	180,148	1,706,166	1,241,736	2,993	5,315,938
Total ending loan balance	$1,053,453	$1,167,607	$181,470	$1,725,224	$1,241,736	$2,993	$5,372,483
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.78%	0.01%	—%	0.01%	—%	—%	1.21%
Loans collectively evaluated for impairment	1.39%	0.84%	2.46%	0.55%	0.94%	—%	0.93%
Total	1.43%	0.82%	2.44%	0.54%	0.94%	—%	0.93%
Recorded Investment:
Loans individually evaluated for impairment	$18,039	$18,142	$1,324	$19,059	$—	$—	$56,564
Loans collectively evaluated for impairment	1,039,827	1,153,748	180,693	1,709,737	1,245,544	3,029	5,332,578
Total ending recorded investment	$1,057,866	$1,171,890	$182,017	$1,728,796	$1,245,544	$3,029	$5,389,142

	December 31, 2016
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$152	$309	$—	$87	$—	$—	$548
Collectively evaluated for impairment	13,282	10,123	5,247	10,871	10,553	—	50,076
Total ending allowance balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Loan Balance:
Loans individually evaluated for impairment	$20,622	$24,465	$2,226	$23,102	$—	$—	$70,415
Loans collectively evaluated for impairment	973,997	1,131,238	186,719	1,785,395	1,120,850	3,243	5,201,442
Total ending loan balance	$994,619	$1,155,703	$188,945	$1,808,497	$1,120,850	$3,243	$5,271,857
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.74%	1.26%	—%	0.38%	—%	—%	0.78%
Loans collectively evaluated for impairment	1.36%	0.89%	2.81%	0.61%	0.94%	—%	0.96%
Total	1.35%	0.90%	2.78%	0.61%	0.94%	—%	0.96%
Recorded Investment:
Loans individually evaluated for impairment	$20,624	$24,474	$2,226	$23,102	$—	$—	$70,426
Loans collectively evaluated for impairment	977,553	1,135,390	187,240	1,788,714	1,124,235	3,272	5,216,404
Total ending recorded investment	$998,177	$1,159,864	$189,466	$1,811,816	$1,124,235	$3,272	$5,286,830